Litigation	12 Months Ended
Dec. 31, 2013
Litigation [Abstract]
Litigation
7. Litigation

In December 2013, an action entitled Intrepid Investments, LLC ("Intrepid") v. Selling Source, LLC, et al., Index No. 65429/2013 was filed in the Supreme Court of the State of New York, County of New York. This is an action commenced by Intrepid to collect on a Junior Secured Promissory Note signed by Selling Source in the original principal sum of $28,700 (the "Note"). Kitara Media is not a signatory to the Note but it did sign an August 31, 2010 Security Agreement ("Security Agreement") pledging certain of its assets as security for the Note. At the time Kitara Media signed the Security Agreement, it was wholly-owned by Selling Source. On July 1, 2013, Kitara Media merged with K/N Merger Sub, with Kitara Media surviving the merger and becoming the Company’s wholly-owned subsidiary. Accordingly, it is no longer wholly-owned by Selling Source, although it is still an affiliate of Selling Source. In the action, Intrepid seeks to foreclose on the security interest. Both Selling Source’s and Kitara Media’s obligations to Intrepid under the Note and Security Agreement were subordinate to obligations Selling Source had to two groups of prior lenders ("Senior Lenders"). The right of Intrepid to compel payments under the Note and/or foreclose the lien created by the Security Agreement was subject to an Intercreditor Agreement by and between the Senior Lenders and Intrepid. Under the terms of the Intercreditor Agreement, Intrepid could not take steps to compel Selling Source to make payment on the Note or foreclose the Security Agreement so long as the obligations to the Senior Lenders remained outstanding. In addition, under the terms of the Intercreditor Agreement, the Senior Lenders had the right to have the lien released on any of the collateral pledge as security under the Security Agreement. In connection with the merger of K/N Merger Sub LLC and Kitara Media, the first priority Senior Lenders released the lien on Kitara Media’s assets which were pledged as collateral under the Security Agreement and the obligation of Kitara Media to Intrepid was released. In addition, Selling Source’s obligations to the Senior Lenders remains outstanding. Based on these facts, Kitara Media believes Intrepid’s claim is without merit and intends to defend it vigorously. In any event, Selling Source has acknowledged an obligation to indemnify and defend Kitara Media from any liability to Intrepid arising out of the Note and Security Agreement. The parties have exchanged pleadings, but no discovery has yet been taken.  Selling Source has advised the Company that it intends to make a motion for summary judgment on behalf of all defendants (including Kitara Media) dismissing the action.  Selling Source also intends to move for a stay of discovery pending determination of the summary judgment motion.